Fair value of assets and liabilities - Methods applied in determining fair values of financial assets and liabilities (carried at fair value) (Details) - EUR (€) € in Millions	Jul. 14, 2022	Jun. 30, 2022	Dec. 31, 2021
Financial Assets
Financial assets at fair value through profit or loss		€ 138,628	€ 101,956
Financial assets at fair value through other comprehensive income		30,745	30,635
Financial Liabilities
Financial liabilities at fair value through profit or loss		107,982	71,041
Debt Securities [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss		5,690	6,295
Deposits [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss		64,483	43,026
Derivatives [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss		36,114	20,646
Trading securities [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss		1,695	1,075
Loans and receivables [member]
Financial Assets
Financial assets at fair value through profit or loss		79,771	50,954
Financial assets at fair value through other comprehensive income		805	838
Equity securities [member]
Financial Assets
Financial assets at fair value through profit or loss		11,030	17,727
Financial assets at fair value through other comprehensive income		2,065	2,457
Debt securities [member]
Financial Assets
Financial assets at fair value through profit or loss		12,357	11,976
Financial assets at fair value through other comprehensive income		27,876	27,340
Derivatives [member]
Financial Assets
Financial assets at fair value through profit or loss		35,469	21,299
Level 1 [member]
Financial Assets
Financial assets at fair value through profit or loss		13,373	19,914
Financial assets at fair value through other comprehensive income		25,374	23,984
Financial Liabilities
Financial liabilities at fair value through profit or loss		2,351	1,844
Level 1 [member] | Debt Securities [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss		752	827
Level 1 [member] | Derivatives [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss		63	63
Level 1 [member] | Trading securities [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss		1,536	955
Level 1 [member] | Equity securities [member]
Financial Assets
Financial assets at fair value through profit or loss		10,908	17,591
Financial assets at fair value through other comprehensive income		1,822	2,232
Level 1 [member] | Debt securities [member]
Financial Assets
Financial assets at fair value through profit or loss		2,452	2,317
Financial assets at fair value through other comprehensive income		23,552	21,753
Level 1 [member] | Derivatives [member]
Financial Assets
Financial assets at fair value through profit or loss		14	6
Level 2 [member]
Financial Assets
Financial assets at fair value through profit or loss		119,398	76,877
Financial assets at fair value through other comprehensive income		4,324	5,587
Financial Liabilities
Financial liabilities at fair value through profit or loss		105,086	68,867
Level 2 [member] | Debt Securities [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss		4,817	5,333
Level 2 [member] | Deposits [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss		64,483	43,026
Level 2 [member] | Derivatives [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss		35,635	20,388
Level 2 [member] | Trading securities [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss		152	120
Level 2 [member] | Loans and receivables [member]
Financial Assets
Financial assets at fair value through profit or loss		77,706	48,706
Level 2 [member] | Equity securities [member]
Financial Assets
Financial assets at fair value through profit or loss		2	2
Level 2 [member] | Debt securities [member]
Financial Assets
Financial assets at fair value through profit or loss		6,623	7,016
Financial assets at fair value through other comprehensive income		4,324	5,587
Level 2 [member] | Derivatives [member]
Financial Assets
Financial assets at fair value through profit or loss		35,066	21,154
Level 3 [member]
Financial Assets
Financial assets at fair value through profit or loss		5,856	5,165
Financial assets at fair value through other comprehensive income		1,047	1,063
Financial Liabilities
Financial liabilities at fair value through profit or loss		545	330
Level 3 [member] | Debt Securities [Member]
Financial Liabilities
Financial liabilities at fair value through profit or loss		121	135
Level 3 [member] | Derivatives [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss		416	195
Level 3 [member] | Trading securities [member]
Financial Liabilities
Financial liabilities at fair value through profit or loss		8	0
Level 3 [member] | Loans and receivables [member]
Financial Assets
Financial assets at fair value through profit or loss		2,065	2,248
Financial assets at fair value through other comprehensive income		805	838
Level 3 [member] | Equity securities [member]
Financial Assets
Financial assets at fair value through profit or loss		120	134
Financial assets at fair value through other comprehensive income		242	225
Level 3 [member] | Debt securities [member]
Financial Assets
Financial assets at fair value through profit or loss	€ 8	3,282	2,643
Level 3 [member] | Derivatives [member]
Financial Assets
Financial assets at fair value through profit or loss		€ 389	€ 140